UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2015

1.815812.110

IRE-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 11.2%
360 Capital Group Ltd. unit	1,314,768	$ 1,290,148
Abacus Property Group unit	2,208,497	5,155,698
APN Property Group Ltd.	3,980,328	1,354,428
Ardent Leisure Group unit	575,000	903,227
Arena (REIT) unit	1,525,978	2,016,663
Charter Hall Group unit	709,587	2,880,657
Goodman Group unit	1,351,000	6,681,962
Hotel Property Investments unit	1,281,394	2,737,884
Ingenia Communities Group unit (d)	3,108,228	983,878
Mirvac Group unit	3,671,005	5,839,150
National Storage (REIT) unit (d)	952,411	1,217,210
Westfield Corp. unit	1,799,724	13,458,800
TOTAL AUSTRALIA		44,519,705
Austria - 1.4%
Buwog-Gemeinnuetzige Wohnung (d)	274,618	5,552,474
Belgium - 1.7%
Warehouses de Pauw	84,750	6,701,856
Bermuda - 5.3%
Great Eagle Holdings Ltd.	1,866,970	6,901,277
Hongkong Land Holdings Ltd.	1,375,900	11,144,790
Tai Cheung Holdings Ltd.	3,592,000	3,151,467
TOTAL BERMUDA		21,197,534
Cayman Islands - 1.1%
CK Hutchison Holdings Ltd.	137,500	2,989,304
SouFun Holdings Ltd. ADR	150,000	1,240,500
TOTAL CAYMAN ISLANDS		4,229,804
France - 3.6%
Accor SA	38,000	2,083,724
Altarea	24,646	4,825,612
Societe Fonciere Lyonnaise SA	140,396	6,559,155
Terreis	32,300	1,040,973
TOTAL FRANCE		14,509,464
Germany - 5.3%
alstria office REIT-AG	400,400	5,673,481
DIC Asset AG	477,000	4,804,556
LEG Immobilien AG	138,510	10,746,615
TOTAL GERMANY		21,224,652
Common Stocks - continued
	Shares	Value
Greece - 0.3%
Eurobank Properties Real Estate Investment Co.	129,339	$ 1,027,962
Lamda Development SA (a)	18,787	72,681
TOTAL GREECE		1,100,643
Hong Kong - 9.2%
Hysan Development Co. Ltd.	1,537,703	7,122,532
Magnificent Estates Ltd.	54,579,000	2,605,522
Sino Land Ltd.	4,401,348	7,779,895
Sun Hung Kai Properties Ltd.	1,158,044	19,289,403
TOTAL HONG KONG		36,797,352
Israel - 0.8%
Azrieli Group	71,700	3,093,334
Italy - 0.7%
Beni Stabili SpA SIIQ	1,880,262	1,550,414
Immobiliare Grande Distribuzione SpA	1,156,488	1,137,942
TOTAL ITALY		2,688,356
Japan - 20.6%
Advance Residence Investment Corp.	2,183	5,150,305
Fukuoka (REIT) Investment Fund	2,570	4,682,007
Goldcrest Co. Ltd.	58,200	1,143,875
Ichigo Group Holdings Co. Ltd. (d)	639,800	1,757,919
Kenedix Residential Investment Corp. (d)	195	567,262
Kenedix, Inc.	467,000	1,859,663
Mitsubishi Estate Co. Ltd.	1,055,000	24,831,828
Mitsui Fudosan Co. Ltd.	768,000	22,766,825
Ship Healthcare Holdings, Inc.	124,600	3,045,245
Sumitomo Realty & Development Co. Ltd.	291,000	11,231,390
Tokyu Fudosan Holdings Corp.	392,700	2,918,132
Uchiyama Holdings Co. Ltd.	432,000	2,018,913
TOTAL JAPAN		81,973,364
Netherlands - 1.4%
VastNed Retail NV	110,749	5,408,038
Norway - 2.0%
Olav Thon Eiendomsselskap A/S	232,300	5,064,990
Selvaag Bolig ASA (d)	724,200	2,717,830
TOTAL NORWAY		7,782,820
Singapore - 9.6%
Keppel DC (REIT)	3,877,700	3,018,464
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Life (REIT)	5,493,400	$ 10,171,425
UOL Group Ltd.	2,161,114	13,033,321
Wing Tai Holdings Ltd.	8,000,181	11,850,329
TOTAL SINGAPORE		38,073,539
Spain - 1.3%
Inmobiliaria Colonial SA (a)	4,483,700	3,076,284
Melia Hotels International SA (d)	156,600	1,957,921
TOTAL SPAIN		5,034,205
Sweden - 3.6%
Castellum AB	187,500	2,923,555
Hufvudstaden AB Series A	217,350	3,004,568
Kungsleden AB (d)	876,700	6,381,397
Wallenstam AB (B Shares)	126,300	2,129,428
TOTAL SWEDEN		14,438,948
United Kingdom - 14.6%
Assura PLC	1,321,152	1,191,940
Big Yellow Group PLC	680,700	6,959,874
Derwent London PLC	179,400	9,442,818
Hansteen Holdings PLC (d)	1,000,000	1,799,189
Helical Bar PLC	1,822,427	10,873,337
Mckay Securities PLC	279,530	1,054,525
Primary Health Properties PLC	159,675	944,408
Safestore Holdings PLC	2,460,300	10,558,760
Segro PLC	813,108	5,341,675
St. Modwen Properties PLC	410,325	2,734,336
Unite Group PLC	786,290	7,193,513
TOTAL UNITED KINGDOM		58,094,375
TOTAL COMMON STOCKS (Cost $352,724,233)		372,420,463
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	23,982,079	$ 23,982,079
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	12,163,005	12,163,005
TOTAL MONEY MARKET FUNDS (Cost $36,145,084)		36,145,084
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $388,869,317)		408,565,547
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(11,004,582)
NET ASSETS - 100%		$ 397,560,965
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,788
Fidelity Securities Lending Cash Central Fund	34,600
Total	$ 55,388
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,550,394	$ 3,508,749	$ 4,041,645	$ -
Financials	358,565,411	143,162,019	215,403,392	-
Health Care	5,064,158	-	5,064,158	-
Information Technology	1,240,500	1,240,500	-	-
Money Market Funds	36,145,084	36,145,084	-	-
Total Investments in Securities:	$ 408,565,547	$ 184,056,352	$ 224,509,195	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 101,377,174
Level 2 to Level 1	$ 111,647,297
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $391,592,137. Net unrealized appreciation aggregated $16,973,410, of which $26,241,339 related to appreciated investment securities and $9,267,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

April 30, 2015

1.800348.111

REA-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
HEALTH CARE PROVIDERS & SERVICES - 0.1%
REITs - Health Care - 0.1%
Capital Senior Living Corp. (a)	125,000	$ 3,271
REAL ESTATE INVESTMENT TRUSTS - 96.6%
REITs - Apartments - 17.7%
American Campus Communities, Inc.	2,322,603	93,229
Apartment Investment & Management Co. Class A	2,376,374	89,661
AvalonBay Communities, Inc.	487,200	80,066
Camden Property Trust (SBI)	1,114,600	83,684
Equity Residential (SBI)	2,135,900	157,758
Essex Property Trust, Inc.	579,900	128,709
Post Properties, Inc.	747,300	42,723
UDR, Inc.	4,288,241	140,526
TOTAL REITS - APARTMENTS		816,356
REITs - Diversified - 9.5%
Corrections Corp. of America	282,900	10,408
Cousins Properties, Inc.	4,948,000	48,194
Digital Realty Trust, Inc.	3,046,000	193,147
Duke Realty LP	7,522,600	149,023
DuPont Fabros Technology, Inc.	1,136,000	35,386
WP Carey, Inc.	51,600	3,276
TOTAL REITS - DIVERSIFIED		439,434
REITs - Health Care - 8.2%
HCP, Inc.	4,183,500	168,553
Ventas, Inc.	3,035,054	209,115
TOTAL REITS - HEALTH CARE		377,668
REITs - Hotels - 5.8%
Ashford Hospitality Prime, Inc.	365,167	5,719
DiamondRock Hospitality Co.	3,048,200	41,334
Host Hotels & Resorts, Inc.	10,388,405	209,222
RLJ Lodging Trust	406,300	12,055
TOTAL REITS - HOTELS		268,330
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 3.3%
Equity Lifestyle Properties, Inc.	1,783,687	$ 94,214
Sun Communities, Inc.	909,363	56,435
TOTAL REITS - MANUFACTURED HOMES		150,649
REITs - Office Property - 12.1%
Alexandria Real Estate Equities, Inc.	294,000	27,160
Boston Properties, Inc.	1,673,700	221,447
Brandywine Realty Trust (SBI)	1,882,100	27,441
Douglas Emmett, Inc.	1,647,000	46,940
Highwoods Properties, Inc. (SBI)	933,123	40,162
Hudson Pacific Properties, Inc.	190,000	5,730
New York (REIT), Inc.	4,955,203	48,957
Piedmont Office Realty Trust, Inc. Class A	805,600	14,082
SL Green Realty Corp.	1,051,946	128,716
TOTAL REITS - OFFICE PROPERTY		560,635
REITs - Regional Malls - 14.1%
General Growth Properties, Inc.	6,677,200	182,955
Simon Property Group, Inc.	1,894,472	343,827
Tanger Factory Outlet Centers, Inc.	1,656,300	55,619
Taubman Centers, Inc.	311,900	22,460
The Macerich Co.	560,500	45,826
TOTAL REITS - REGIONAL MALLS		650,687
REITs - Shopping Centers - 9.6%
Acadia Realty Trust (SBI)	1,059,000	32,723
Cedar Shopping Centers, Inc.	1,128,305	7,887
DDR Corp.	9,429,867	160,779
Kimco Realty Corp.	5,864,600	141,337
Kite Realty Group Trust	1,727,150	45,251
Ramco-Gershenson Properties Trust (SBI)	1,974,124	34,508
WP Glimcher, Inc.	1,377,384	20,661
TOTAL REITS - SHOPPING CENTERS		443,146
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Single Tenant - 0.8%
Select Income (REIT)	768,000	$ 17,810
Spirit Realty Capital, Inc.	1,778,500	20,079
TOTAL REITS - SINGLE TENANT		37,889
REITs - Storage - 9.2%
Extra Space Storage, Inc.	1,648,600	108,692
Public Storage	1,687,900	317,173
TOTAL REITS - STORAGE		425,865
REITs - Warehouse/Industrial - 6.3%
Chambers Street Properties	3,721,566	27,912
DCT Industrial Trust, Inc.	2,372,873	78,400
Prologis, Inc.	4,240,400	170,464
Terreno Realty Corp.	713,916	15,192
TOTAL REITS - WAREHOUSE/INDUSTRIAL		291,968
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,462,627
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.6%
Real Estate Operating Companies - 2.6%
Forest City Enterprises, Inc. Class A (a)	5,069,800	120,458
TOTAL COMMON STOCKS (Cost $3,580,970)		4,586,356
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.15% (b) (Cost $19,193)	19,192,649	19,193
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,600,163)		4,605,549
NET OTHER ASSETS (LIABILITIES) - 0.3%		15,880
NET ASSETS - 100%		$ 4,621,429
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 64
Fidelity Securities Lending Cash Central Fund	155
Total	$ 219
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $3,640,067,000. Net unrealized appreciation aggregated $965,482,000, of which $1,130,271,000 related to appreciated investment securities and $164,789,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015